Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	BMO 2026-5C14 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2026-5C14
Amount Registered | shares	688,683,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 688,683,000
Amount of Registration Fee	$ 95,107.12
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee.